Share-based payment (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Sep. 14, 2015 CNY (¥)	Sep. 14, 2015 USD ($) $ / shares shares	Jul. 31, 2015 CNY (¥)	Jul. 31, 2015 USD ($) $ / shares	Jun. 30, 2018
Description of Class of Warrant or Right, Title of Security Warrants or Rights Outstanding					designees a warrant for the purchase of 142,900 ADSs, equal to 5% of the aggregate number of ADSs sold in the IPO. The Underwriter’s warrant shall be exercisable, in whole or in part, during a period commencing on a date that is six months after the closing of the Company’s IPO, which is January 6, 2016, and expiring on the three-year anniversary of the closing of the Company’s IPO at an initial exercise price per ADS of US$8.75, which is equal to 125% of the IPO price of the ADSs.<table border="0" style="width:100%; table-layout:fixed;" cellspacing="0" cellpadding="0"><tr><td></td></tr></table>
Par value per share				$ 0.0001
Ordinary shares [member] | Business Consulting Service Agreement [member]
Number of shares issued | shares		480,000
Par value per share		$ 0.0001
Independent Appraiser [member] | Business Consulting Service Agreement [member]
Fair Value of Adjustment of Restricted Stock	¥ 1,459	$ 229
Independent Appraiser [member] | Network 1 Financial Securities, Inc. [member]
Fair Value of Adjustment of Warrants			¥ 1,707	$ 279